As filed with the Securities and Exchange Commission on March 26, 2013
File Nos. 333-76651, 811-09301

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 70	☒
(Check appropriate box or boxes)

TIAA-CREF Funds
(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 842-2733

Stewart P. Greene, Esq.
TIAA-CREF Funds
730 Third Avenue
New York, New York 10017-3206
(Name and Address of Agent for Service)

Copy to:
Jeffrey S. Puretz, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Approximate Date of Proposed Public Offering:
As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On April 12, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TIAA-CREF FUNDS

Contents of Registration Statement

This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A – Prospectuses for Institutional, Retirement, Premier and Retail Class Shares Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registration Statement of TIAA-CREF Funds, SEC File No. 333-76651, filed January 10, 2013.

Part B - Statements of Additional Information for Institutional, Retirement and Retail Class Shares
Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registration Statement of TIAA-CREF Funds, SEC File No. 333-76651, filed January 10, 2013.

Part C - Other Information
Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registration Statement of TIAA-CREF Funds, SEC File No. 333-76651, filed January 10, 2013.

Signature Pages

* * * * *

The sole purpose of this filing is to delay the effective date of the Registrant’s Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 10, 2013 to April 12, 2013.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 26th day of March, 2013.

TIAA-CREF FUNDS

By:	/s/Roger W. Ferguson, Jr.
Name:	Roger W. Ferguson, Jr.
Title:	Principal Executive Officer and President

          Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.	Principal Executive Officer and President	March 26, 2013
(Principal Executive Officer)

/s/Phillip G. Goff	Principal Financial Officer,	March 26, 2013
Phillip G. Goff	Principal Accounting Officer and Treasurer
(Principal Financial and Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*	March 26, 2013	*	March 26, 2013

Forrest Berkley		Thomas J. Kenny

*	March 26, 2013	*	March 26, 2013

Nancy A. Eckl		Bridget A. Macaskill

*	March 26, 2013	*	March 26, 2013

Michael A. Forrester		James M. Poterba

*	March 26, 2013	*	March 26, 2013

Howell E. Jackson		Maceo K. Sloan

*	March 26, 2013	*	March 26, 2013

Nancy L. Jacobs		Laura T. Starks

/s/Stewart P. Greene	March 26, 2013

Stewart P. Greene
as attorney-in-fact

* Signed by Stewart P. Greene pursuant to powers of attorney previously filed with the SEC.